Contract Liabilities - Schedule of Contract Liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Current	£ 5,161	£ 8,864
Non-current	58,910	63,485
Total contract liabilities	£ 64,071	£ 72,349	£ 76,748